UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10397
                                                     ---------

                       Advantage Advisers Alyeska Fund LLC
             ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
                         (FORMERLY ALYESKA FUND, L.L.C.)
                              FINANCIAL STATEMENTS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

                                   (UNAUDITED)

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                             SEPTEMBER 30, 2003
                                                                (UNAUDITED)
ASSETS

Investments in investment funds, at fair value
    (cost - $12,150,000)                                        $ 13,029,390
Cash and cash equivalents                                            840,446
Receivable for investment sold                                        31,696
Interest receivable                                                      250
Other assets                                                           4,912
                                                                ------------

    TOTAL ASSETS                                                  13,906,694
                                                                ------------

LIABILITIES

Contributions received in advance                                     25,000
Accounting and investor servicing fee payable                         24,600
Administration fee payable                                            11,442
Oppenheimer Investor Services Fees                                    11,552
Custody fee payable                                                    2,740
Board of Managers' fees payable                                        2,011
Accrued expenses                                                      97,597
Professional fees payable                                             62,337
                                                                ------------

    TOTAL LIABILITIES                                                237,279
                                                                ------------

         NET ASSETS                                             $ 13,669,415
                                                                ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                       $ 12,790,025
Net unrealized appreciation on investments                           879,390
                                                                ------------

    MEMBERS' CAPITAL - NET ASSETS                               $ 13,669,415
                                                                ============








The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 2003
                                                                (UNAUDITED)

INVESTMENT INCOME
    Interest                                                    $      3,218
                                                                ------------

EXPENSES
       Legal fees                                                     73,803
       Administration fees                                            69,361
       Audit & tax fees                                               37,625
       Accounting and investor servicing fees                         34,448
       Organization costs                                             17,385
       Investor services fees                                         17,341
       Board of Managers' fees and expenses                           11,732
       Custodian fees                                                  4,300
       Insurance expense                                               3,470
       Registration fees                                                 461
       Miscellaneous fees                                             11,274
                                                                ------------
          TOTAL EXPENSES                                             281,200
                                                                ------------

          NET INVESTMENT LOSS                                       (277,982)
                                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    NET REALIZED LOSS ON INVESTMENTS                                  (8,851)
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS             751,652
                                                                ------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            742,801
                                                                ------------

          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
             INVESTMENT ACTIVITIES                              $    464,819
                                                                ============








The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED     PERIOD FROM JANUARY 1, 2003
                                                             SEPTEMBER 30, 2003    (COMMENCEMENT OF OPERATIONS)
FROM INVESTMENT ACTIVITIES                                       (UNAUDITED)            TO MARCH 31, 2003

    Net investment loss                                         $   (277,982)              $   (203,633)
    Net realized loss on investments                                  (8,851)                   (82,398)
    Net change in unrealized appreciation
        on investments                                               751,652                    127,738
                                                                -------------              ------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                       464,819                   (158,293)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                            842,880                 13,353,412
    Capital withdrawals                                             (833,403)                         -
                                                                -------------              ------------

       INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                  9,477                 13,353,412

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                    13,195,119                          -
                                                                -------------              ------------

       MEMBERS' CAPITAL AT END OF PERIOD                        $ 13,669,415               $ 13,195,119
                                                                =============              ============









The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                SEPTEMBER 30, 2003
                                                                                   (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
    Net increase in members' capital derived from investment activities            $    464,819
    Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
       Increase unrealized appreciation                                                (751,652)
       Increase in investments in investment funds, at cost                          (2,150,000)
       Decrease in investments paid in advance                                        2,250,000
       Decrease in receivable for investment sold                                        24,184
       Decrease in interest receivable                                                      939
       Decrease in other assets                                                           6,389
       Increase in administration fees payable                                              340
       Increase in accounting and investor servicing fees payable                         4,442
       Increase in custody fee payable                                                      865
       Decrease in Board of Managers' fees payable                                          (89)
       Increase in accrued expenses                                                      49,498
                                                                                   ------------
          NET CASH USED IN OPERATING ACTIVITIES                                        (100,265)

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                               867,880
    Capital withdrawals                                                                (833,403)
                                                                                   ------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                                      34,477


          NET CHANGE IN CASH AND CASH EQUIVALENTS                                       (65,788)
             Cash and cash equivalents at beginning of period                           906,234
                                                                                   ------------
             Cash and cash equivalents at end of period                            $    840,446
                                                                                   ============









The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Advantage Advisers Alyeska Fund, L.L.C. (formerly Alyeska Fund, L.L.C.) (the "Company") was organized as a Delaware limited liability company on January 19, 1999 and commenced operations on January 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks maximum capital appreciation by seeking superior risk-adjusted returns through the use of a multi-strategy, multi-manager investment program. It pursues the objective by investing its assets primarily in hedged equity strategies focusing on fast growing sectors of the world economy and regional investments, among others.

    Responsibility for the overall management and supervision of operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an investment adviser. Advantage Advisers Management, L.L.C., a Delaware limited liability company, which was previously called CIBC Oppenheimer Advisers, L.L.C., (the "Adviser"), serves as the investment Adviser of the Company. Oppenheimer Asset Management Inc. the managing member of the Adviser (which replaced CIBC World Markets Corp.), relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision-making on behalf of the Company.

    On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment advisory agreement with the Adviser dated June 5, 2003 was entered into, having been previously approved by the Company's Board of Managers on January 24, 2003 and the Company's members at a special meeting on May 5, 2003. In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. ("Oppenheimer") and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

    The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States and are stated in United States Dollars. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    A.  PORTFOLIO VALUATION

    The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Substantially all of the underlying investments of the investment funds are comprised of readily marketable securities. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

    Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums of the underlying funds invested in.

    The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the Company's valuation principles or as may be determined from time to time pursuant to policies established by the Board of Managers.

    B.  REVENUE AND EXPENSE RECOGNITION

    Interest income and expense are recorded on the accrual basis.

    C.  ORGANIZATION COSTS

    Organization costs related to the formation of the Company amounted to approximately $150,000. Of this amount, $74,360 was borne by the Company and was expensed as incurred. The Adviser agreed to initially bear the remaining amount of organization costs, and the Company will reimburse the Adviser for these expenditures, or a portion thereof, on a monthly basis, during the first twelve months of the Company's operations. The Adviser has agreed to limit the amount of

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C.  ORGANIZATION COSTS (CONTINUED)

    each monthly reimbursement payment by the Company to 0.020883% (0.25% on an annualized basis) of the Company's members' capital, determined as of the end of each month during such period. If after the twelve-month period following the commencement of the Company's operations, all of the organizational expenses have not been reimbursed, the Adviser will bear the remaining portion of such expenditures. For the six months ended September 30, 2003, the organizational expense reimbursement to the Adviser totaled $17,385. During the twelve-month period, newly admitted members and existing members that contribute capital to the Company will be allocated a proportionate share of the organization costs previously expensed.

    D.  FUND EXPENSES

    The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and investor servicing fees; auditing fees; custody fees; administration fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers.

    E.  CASH EQUIVALENTS

    The Company treats all highly-liquid financial instruments that mature within three months of the date of purchase as cash equivalents. At September 30, 2003, $840,446 in cash equivalents were held at PNC Bank in an interest bearing account.

    F.  INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.


3.  NEW ACCOUNTING PRONOUNCEMENT

    In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities," (the "Interpretation") which provides new criteria for determining whether or not consolidation accounting is required. The Interpretation may require the Company to consolidate, or provide additional disclosures of financial information for certain of its investments in investment funds. This Interpretation would require presentation of the underlying investment funds' assets and liabilities, schedule of investments, and results of operations in the financial statements of the Company, with minority interest recorded for the ownership share applicable to other investors. Where consolidation is not required, additional disclosure may be required of the investment funds' financial information.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

3.  NEW ACCOUNTING PRONOUNCEMENT (CONTINUED)

    The FASB has decided to temporarily defer the Interpretation's effective date until after the finalization of AcSEC's project to clarify the scope of the AICPA Accounting and Auditing Guide, Audits of Investment Companies.

4.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

    Oppenheimer provides certain management and administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly fee at a monthly rate of 0.08333% (1% on an annualized basis) of the Company's net assets. Oppenheimer acts as a non-exclusive placement agent for the Company and bears costs associated with its activities as placement agent.

    The Company pays a fee to Oppenheimer to compensate it for providing ongoing investor services and account maintenance services to investors in the Company. This fee is paid monthly in an amount equal to 0.0208333% (0.25% on an annualized basis) of the Company's net assets.

    Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar year, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. The Adviser has voluntarily agreed to waive its right to the Incentive Allocation with respect to any net profits allocated to Members through December 31, 2004. Thus, the Incentive Allocation will apply only to the net profits allocated to a Member's capital account on or after January 1, 2005.

    Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, Howard Singer, as the Principal Manager, is an "interested person" of the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

    PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company.

    PFPC Inc. ("PFPC") provides certain accounting, record keeping, tax and investor related services to the Company. The Company pays a monthly fee to PFPC based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of PFPC's expenses.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

5.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2003, amounted to $3,750,000 and $1,600,000, respectively. At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2003, accumulated net unrealized appreciation on investments was $879,390, consisting of $1,037,059 gross unrealized appreciation and $157,669 gross unrealized depreciation.

6.  INVESTMENTS IN INVESTMENT FUNDS

    The following table lists the Company's investments in investment funds as of September 30, 2003, none of which were related parties. The agreements related to the investments in investment funds provide for compensation in the form of management fees of 0% to 2.5% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.

                                                                                               % OF
                                                                                              MEMBERS'
    INVESTMENT FUND                                          COST           FAIR VALUE        CAPITAL
    ---------------                                          ----           ----------        --------
    Ahab Partners, L.P.                                  $ 1,500,000       $ 1,576,827         11.54%
    Big Sky Global Vision, L.P.                            1,550,000         1,801,063         13.18%
    CCL Fund, LLC, Class A                                 1,600,000         1,782,521         13.04%
    Cipher Composite Fund Limited Partnership              1,550,000         1,659,713         12.14%
    Horseman Global Fund, L.P.                             1,250,000         1,092,690          7.99%
    SEG Partners, L. P.                                    1,850,000         1,849,641         13.53%
    TCS Capital, L.P.                                      1,000,000         1,208,166          8.84%
    Wynnefield Partners Small Cap Value, L.P.              1,850,000         2,058,769         15.06%
                                                         -----------       -----------         ------

    Total                                                $12,150,000       $13,029,390         95.32%
                                                         ===========       -----------         ------

    Other Assets, less Liabilities                                             640,025          4.68%
                                                                           -----------         ------

    Members' Capital - Net Assets                                          $13,669,415        100.00%
                                                                           ===========        =======


7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

--------------------------------------------------------------------------------

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

    The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.


8.  FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                            PERIOD FROM JANUARY 1, 2003
                                      SIX MONTHS ENDED            (COMMENCEMENT OF
                                     SEPTEMBER 30, 2003              OPERATIONS)
                                         (UNAUDITED)              TO MARCH 31, 2003
                                     ------------------     ---------------------------

    Net assets, end of period            $13,669,415                 $13,195,119
    Ratio of net investment
        loss to average net
        assets*                            (3.97%)                      (5.45%)
    Ratio of expenses to
        average net assets*                 4.02%                        5.52%
    Total gross return**                    2.87%                       (1.08%)
    Portfolio turnover                     12.66%                       11.13%


    * The ratios do not include net investments income or expenses of the underlying investment funds and have been annualized.
    ** The gross return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.  SUBSEQUENT EVENTS

    Effective October 1, 2003, the Company received initial and additional contributions from members of $25,000, which was all received prior to September 30, 2003.

    At a meeting of the Board of Managers held on October 29, 2003, the Board of Managers, in consultation with the Adviser, determined to cease the operations of the Company. This decision was based, in part, upon a determination that the level of assets in the Company has not grown, and is not expected to grow, to the level necessary for the Company to operate efficiently in light of the level of ongoing administrative and operational expenses incurred by the Company. Accordingly, the Company will be liquidated as of December 31, 2003, and proceeds of the liquidation either will be paid to members, or rolled over to another Advantage Advisers fund, at the discretion of the member (subject to the members' meeting eligibility requirements).

    In addition, at the October 29, 2003 Board of Managers meeting, Lawrence Becker was elected to serve as an additional member of the Board of Managers, as a non-interested Manager and as the Chairman of the Company's Audit Committee and to function as the financial expert for purposes of the Sarbanes-Oxley Act of 2002.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Advantage Advisers Alyeska Fund LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer, Chief Executive Officer
                           (principal executive officer)

Date                                NOVEMBER 26, 2003
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                          Howard Singer, Chief Executive Officer
                          (principal executive officer)

Date                                NOVEMBER 26, 2003
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Chief Financial Officer
                           (principal financial officer)

Date                                NOVEMBER 26, 2003
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.